PROPERTY	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY
PROPERTY
The following table provides a breakdown of property:

Property at Dec 31	Estimated Useful Lives (Years)	2018	2017
In millions
Land and land improvements	0-25	$2,059	$1,868
Buildings	5-50	4,745	4,600
Machinery and equipment	3-25	40,250	38,131
Other property	3-50	5,084	4,969
Construction in progress	—	1,846	3,241
Total property		$53,984	$52,809

In millions	2018	2017	2016
Depreciation expense	$2,174	$1,955	$1,729
Capitalized interest	$88	$240	$243